10A. VALUATION AND QUALIFYING ACCOUNTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Beginning balance	$ 144	$ 184
Additions / (Adjustments)	(26)	(40)
Balance	$ 118	$ 144